Segment Information Level 4 (Details) - Revenues by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 4,756		$ 5,207		$ 4,597
EPCD [Member]
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	3,022	[1]	3,424	[1]	2,990	[1]
FPD [Member]
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 1,734	[1]	$ 1,783	[1]	$ 1,607	[1]

[1]	Intersegment sales are not significant and, as such, are eliminated within the selling segment.